GCAT 2021-NQM2 Trust ABS-15G

Exhibit 99.25

Loan Level Exceptions

Recovco ID	Loan #1	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
UCNZDRNRPOY	XXXXXXXX	DSCR March 2021	1	1	1	1	1	1	1	1
Y3MG2UFQJIJ	XXXXXXXX	DSCR March 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
N0WE5ECBL0F	XXXXXXXX	DSCR March 2021	3	1	3	1	1	1	1	1				*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the Operating Agreement. *** (CURED) Missing Documentation - EV R COMMENT: The file is missing evidence of the ITIN.
5S2T0M3IWRT	XXXXXXXX	DSCR March 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
RI0IX2IZQLY	XXXXXXXX	DSCR March 2021	1	1	1	1	1	1	1	1
PZF5QKST5PK	XXXXXXXX	DSCR March 2021	3	1	3	1	1	1	1	1	*** (OPEN) Settlement date is different from note date - EV 1	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
COMMENT:   The guidelines section 16.3, reserves, require 6 months of reserves when the LTV exceeds XX%.  The loan was approved with a LTV of XX% ($XXX/$XXX) The file did not include documentation of assets.

*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
														COMMENT: The guidelines section 16.3, reserves, require 6 months of reserves when the LTV exceeds XX%. The file did not include documentation of assets.
I1KRJTM4XM1	XXXXXXXX	DSCR March 2021	1	1	1	1	1	1	1	1			*** (OPEN) Settlement date is different from note date - EV 1 COMMENT: No issue
NNCZG3UJ34H	XXXXXXXX	DSCR March 2021	1	1	1	1	1	1	1	1